Cover	12 Months Ended
Feb. 28, 2023 shares
Entity Addresses [Line Items]
Document Type	40-F/A
Amendment Flag	true
Amendment Description	American Lithium Corp. (the “Registrant”) is filing this Amendment No. 1 to Form 40-F (the “Form 40-F/A”) for the year ended February 28, 2023 to furnish Exhibit 101 to the Form 40-F, which provides certain items from our Form 40-F formatted in eXtensible Business Reporting Language (“XBRL”). In accordance with the policy of the Securities and Exchange Commission (the “Commission”) stated in Release No. 33-9002, we are filing this Form 40-F/A within the 30-day period available to first-time XBRL filers following the filing of our Form 40-F, as filed with the Commission on May 30, 2023.
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Feb. 28, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--02-28
Entity File Number	001-40416
Entity Registrant Name	American Lithium Corp.
Entity Central Index Key	0001699880
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	1030 West Georgia St.
Entity Address, Address Line Two	Suite 710
Entity Address, City or Town	Vancouver
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6E 2Y3
City Area Code	(604)
Local Phone Number	428-6128
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	AMLI
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Common Stock, Shares Outstanding	214,088,980
Auditor Name	Ernst & Young LLP
Auditor Location	Vancouver, Canada
Auditor Firm ID	1263
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1015 15th Street N.W.
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20005
City Area Code	(202)
Local Phone Number	572-3133
Contact Personnel Name	C T Corporation System